Debt Securities Held-to-maturity - Weighted average yield and contractual maturities of debt securities HTM (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019
Amortized cost
Amortized cost - Within 1 year	$ 4,240
Amortized cost - After 1 to 5 years	14,420
Amortized cost - After 5 to 10 years	11,280
Amortized cost - After 10 years	49,521
Debt securities held-to-maturity, at amortized cost (includes $3,125 in common securities from statutory trusts (2020 - $8,726))	79,461	$ 92,621
Allowance for credit losses
Less - Allowance for credit losses	8,096	10,261	$ 13,000
Net of Allowance
Net of Allowance	71,365	82,360
Gross unrecognized gains
Gross Unrealized Gains	12,003	12,554
Gross unrealized losses
Gross Unrealized Losses	0	23
Fair Value
Fair Value - within 1 year	4,237
Fair Value - After 1 to 5 years	14,421
Fair Value - After 5 to 10 years	11,262
Fair Value - After 10 years	53,448
Fair value	$ 83,368	$ 94,891
Weighted Average Yield
Weighted Average Yield	3.06%	3.38%
Obligations of Puerto Rico, States and political subdivisions
Amortized cost
Amortized cost - Within 1 year	$ 4,240	$ 3,990
Amortized cost - After 1 to 5 years	14,395	16,030
Amortized cost - After 5 to 10 years	11,280	14,845
Amortized cost - After 10 years	43,561	46,164
Debt securities held-to-maturity, at amortized cost (includes $3,125 in common securities from statutory trusts (2020 - $8,726))	73,476	81,029
Allowance for credit losses
Allowance for credit losses - Within 1 Year	7	50
Allowance for credit losses - After 1 to 5 years	148	710
Allowance for credit losses - After 5 to 10 years	122	573
Allowance for credit losses - After 10 years	7,819	8,928
Less - Allowance for credit losses	8,096	10,261		$ 0
Net of Allowance
Net of Allowance - Within 1 Year	4,233	3,940
Net of Allowance - After 1 to 5 Years	14,247	15,320
Net of Allowance - After 5 to 10 Years	11,158	14,272
Net of Allowance - After 10 Years	35,742	37,236
Net of Allowance	65,380	70,768
Gross unrecognized gains
Gross unrealized gains - Within 1 year	4	47
Gross unrealized gains - After 1 to 5 years	149	710
Gross unrealized gains - After 5 to 10 years	104	295
Gross unrealized gains - After 10 years	11,746	11,501
Gross Unrealized Gains	12,003	12,553
Gross unrealized losses
Gross unrealized losses - Within 1 year	0	0
Gross unrealized losses - After 1 to 5 years	0	0
Gross unrealized losses - After 5 to 10 years	0	23
Gross unrealized losses - After 10 years	0	0
Gross Unrealized Losses	0	23
Fair Value
Fair Value - within 1 year	4,237	3,987
Fair Value - After 1 to 5 years	14,396	16,030
Fair Value - After 5 to 10 years	11,262	14,544
Fair Value - After 10 years	47,488	48,737
Fair value	$ 77,383	$ 83,298
Weighted Average Yield
Weighted average yield - Within 1 Year	6.07%	6.05%
Weighted average yield - After 1 to 5 years	6.23%	6.16%
Weighted average yield - After 5 to 10 years	2.18%	2.77%
Weighted average yield - After 10 years	1.50%	1.58%
Weighted Average Yield	2.79%	2.93%
Collateralized Mortgage Obligations - Federal agencies
Amortized cost
Amortized cost - After 1 to 5 years	$ 25	$ 31
Debt securities held-to-maturity, at amortized cost (includes $3,125 in common securities from statutory trusts (2020 - $8,726))	25	31
Allowance for credit losses
Allowance for credit losses - After 1 to 5 years	0	0
Less - Allowance for credit losses	0	0
Net of Allowance
Net of Allowance - After 1 to 5 Years	25	31
Net of Allowance	25	31
Gross unrecognized gains
Gross unrealized gains - After 1 to 5 years	0	1
Gross Unrealized Gains	0	1
Gross unrealized losses
Gross unrealized losses - After 1 to 5 years	0	0
Gross Unrealized Losses	0	0
Fair Value
Fair Value - After 1 to 5 years	25	32
Fair value	$ 25	$ 32
Weighted Average Yield
Weighted average yield - After 1 to 5 years	6.44%	6.44%
Weighted Average Yield	6.44%	6.44%
Securities in wholly owned statutory business trusts
Amortized cost
Amortized cost - After 10 years	$ 5,960	$ 11,561
Debt securities held-to-maturity, at amortized cost (includes $3,125 in common securities from statutory trusts (2020 - $8,726))	5,960	11,561
Allowance for credit losses
Allowance for credit losses - After 10 years	0	0
Less - Allowance for credit losses	0	0
Net of Allowance
Net of Allowance - After 10 Years	5,960	11,561
Net of Allowance	5,960	11,561
Gross unrecognized gains
Gross unrealized gains - After 10 years	0	0
Gross Unrealized Gains	0	0
Gross unrealized losses
Gross unrealized losses - After 10 years	0	0
Gross Unrealized Losses	0	0
Fair Value
Fair Value - After 10 years	5,960	11,561
Fair value	$ 5,960	$ 11,561
Weighted Average Yield
Weighted average yield - After 10 years	6.33%	6.51%
Weighted Average Yield	6.33%	6.51%